Selected Quarterly Condensed Consolidated Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2024
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Condensed Consolidated Financial Data (Unaudited)

15. Selected Quarterly Condensed Consolidated Financial Data (Unaudited)

Summarized unaudited quarterly condensed consolidated financial data for the quarters of 2024 and 2023 are as follows:

	Quarter 4	Quarter 3	Quarter 2	Quarter 1	Quarter 4	Quarter 3	Quarter 2	Quarter 1
	2024	2024	2024	2024	2023	2023	2023	2023

Net interest and fee income	$1,414	$1,258	1,111	$1,554	$1,606	$1,464	$1,509	$1,451
Provision for credit losses	43	332	165	222	443	131	43	120
Net interest and fee income after provision for credit losses	1,371	926	946	1,332	1,163	1,333	1,466	1,331
Gain on foreclosed assets*	–	2	–	–	–	–	17	–
Gain on the sale of real estate investment assets	–	–	–	–	–	–	10	–
Revenue from the sale of land parcels	1,397	1,601	–	–	–	–	–	–
Option fee income	222	223	223	148
Dividend or other income	42	12	13	15	24	16	19	21
Cost of land parcels sold	1,397	1,601	–	–	–	–	–	–
SG&A expense	932	714	586	829	662	591	617	826
Depreciation and amortization	19	20	20	21	20	21	20	20
Loss on foreclosed assets*	118	–	278	201	9	–	–	36
Net income	$566	$429	$298	$444	$496	$737	$875	$470

*	Gains and losses on foreclosed assets are reported net on the Consolidated Statement of Operations.